SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

Issuance of Shares: During July 2014, we issued shares of Class A Common Stock in the following transactions:

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21,250,000 shares of Class A Common Stock to various vendors for consulting services valued at $8,500.

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98,347,511 shares of Class A Common Stock upon conversion of notes payable with a aggregate principal amount of at $41,164.